UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response. . . . 5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

Wanger USA

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value

	Equities - 99.7%

	Information 32.8%
	Business Software 9.0%
533,000	Informatica (a)	$20,472,530
	Enterprise Data Integration Software
459,000	Micros Systems (a)	19,429,470
	Information Systems for Hotels, Restaurants & Retailers
246,000	ANSYS (a)	10,393,500
	Simulation Software for Engineers & Designers
106,000	Concur Technologies (a)	5,240,640
	Web Enabled Cost & Expense Management Software
189,000	Blackbaud	4,543,560
	Software & Services for Non-profits
800,000	Art Technology Group (a)	3,304,000
	Software & Tools to Optimize Websites for E-Commerce
108,000	Jack Henry & Associates	2,754,000
	Systems Financial Institutions
39,000	Quality Systems	2,586,090
	IT Systems for Medical Groups & Ambulatory Care Centers
59,000	Blackboard (a)(b)	2,126,360
	Education Software
32,000	Advent Software (a)	1,670,080
	Portfolio Management & Trading Systems
59,000	Avid Technology (a)	773,490
	Digital Nonlinear Editing Software & Systems
		73,293,720
	Semiconductors & Related Equipment 4.1%
1,111,000	Atmel (a)	8,843,560
	Microcontrollers, RF & Memory Semiconductors
488,000	Microsemi (a)	8,369,200
	Analog/Mixed-signal Semiconductors
698,950	ON Semiconductor (a)	5,039,429
	Mixed-signal & Power Management Semiconductors
226,000	Monolithic Power Systems (a)	3,690,580
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
157,300	Supertex (a)	3,479,476
	Analog/Mixed-signal Semiconductors
494,000	Entegris (a)	2,306,980
	Semiconductor Materials Management Products
228,000	Pericom Semiconductor (a)	1,981,320
	Interface Integrated Circuits (ICs) & Frequency Control Products
		33,710,545
	Telephone and Data Services 3.7%
1,070,000	tw telecom (a)	19,869,900
	Fiber Optic Telephone/Data Services
1,241,000	PAETEC Holding (a)	5,100,510
	Telephone/Data Services for Business
94,000	AboveNet (a)	4,896,460
	Metropolitan Fiber Communications Services
		29,866,870
	Computer Hardware & Related Equipment 3.1%
201,600	Amphenol	9,874,368
	Electronic Connectors
179,000	II-VI (a)	6,682,070
	Laser Optics & Specialty Materials
112,000	Zebra Technologies (a)	3,767,680
	Bar Code Printers
123,000	Netgear (a)	3,322,230
	Networking Products for Small Business & Home
53,000	Nice Systems - ADR (Israel) (a)	1,658,370
	Audio & Video Recording Solutions
		25,304,718
	Instrumentation 3.0%
122,000	Mettler Toledo (a)	15,181,680
	Laboratory Equipment
394,000	IPG Photonics (a)	9,511,160
	Fiber Lasers
		24,692,840
	Telecommunications Equipment 2.2%
214,000	Polycom (a)	5,837,920
	Video Conferencing Equipment
297,200	Finisar (a)	5,584,388
	Optical Sub-systems & Components
164,000	Blue Coat Systems (a)	3,945,840
	WAN Acceleration & Network Security
113,200	Ixia (a)	1,403,680
	Telecom Network Test Equipment
64,000	Infinera (a)	746,880
	Optical Networking Equipment
		17,518,708
	Computer Services 1.7%
291,000	ExlService Holdings (a)	5,659,950
	BPO (Business Process Outsourcing)
127,000	SRA International (a)	2,504,440
	Government IT Services
495,000	RCM Technologies (a)	2,494,800
	Technology & Engineering Services
416,500	Hackett Group (a)	1,720,145
	IT Integration & Best Practice Research
102,000	Acxiom (a)	1,617,720
	Database Marketing Services
		13,997,055
	Mobile Communications 1.6%
282,000	SBA Communications (a)	11,364,600
	Communications Towers
38,000	Crown Castle International (a)	1,677,700
	Communications Towers
57,000	Globalstar (a)	99,180
	Satellite Mobile Voice & Data Carrier
		13,141,480
	Gaming Equipment & Services 1.3%
264,000	Bally Technologies (a)	9,226,800
	Slot Machines & Software

Number of Shares		Value

	Gaming Equipment & Services — 1.3% (cont)
42,000	WMS Industries (a)	$1,598,940
	Slot Machine Provider
		10,825,740
	Internet Related 1.0%
63,802	Equinix (a)	6,530,135
	Network Neutral Data Centers
575,000	TheStreet.com	1,615,750
	Financial Information Websites
		8,145,885
	Contract Manufacturing 0.8%
150,000	Plexus (a)	4,402,500
	Electronic Manufacturing Services
165,000	Sanmina-SCI (a)	1,993,200
	Electronic Manufacturing Services
		6,395,700
	Financial Processors 0.5%
101,000	Global Payments	4,331,890
	Credit Card Processor

	Business Information & Marketing Services 0.4%
291,200	Navigant Consulting (a)	3,386,656
	Financial Consulting Firm

	Radio 0.2%
369,900	Salem Communications (a)	1,098,603
	Radio Stations for Religious Programming
339,000	Spanish Broadcasting System (a)	294,930
	Spanish Language Radio Stations
		1,393,533
	TV Broadcasting 0.2%
579,000	Entravision Communications (a)	1,152,210
	Spanish Language TV & Radio Stations
Total Information		267,157,550

	Consumer Goods & Services 16.9%
	Retail 6.8%
275,000	lululemon athletica (a)(b)	12,298,000
	Premium Active Apparel Retailer
223,000	Abercrombie & Fitch	8,768,360
	Teen Apparel Retailer
155,500	Urban Outfitters (a)	4,888,920
	Apparel & Home Specialty Retailer
526,000	Saks (a)	4,523,600
	Luxury Department Store Retailer
124,500	J Crew Group (a)	4,185,690
	Multi-channel Branded Retailer
315,000	Talbots (a)	4,126,500
	Women’s Specialty Retailer
368,000	Chico’s FAS	3,871,360
	Women’s Specialty Retailer
104,900	Shutterfly (a)	2,726,351
	Internet Photo-centric Retailer
274,000	Pier 1 Imports (a)	2,244,060
	Home Furnishing Retailer
274,700	Coldwater Creek (a)	1,447,669
	Women’s Apparel Retailer
396,558	Charming Shoppes (a)	1,395,884
	Women’s Specialty Plus Size Apparel Retailer
405,400	Wet Seal (a)	1,374,306
	Specialty Apparel Retailer
51,000	Dress Barn (a)	1,211,250
	Women’s & Tween Specialty Retailer
60,700	Express (a)	923,247
	Dual Gender Fashion Retailer
129,229	Gaiam	864,542
	Healthy Living Catalogs & E-Commerce
14,200	Rue21 (a)	366,502
	Fashion Value Apparel Retailer
		55,216,241
	Travel 2.9%
449,700	Gaylord Entertainment (a)	13,715,850
	Convention Hotels
471,500	Avis Budget Group (a)	5,492,975
	Second Largest Car Rental Company
444,000	Hertz (a)	4,701,960
	Largest U.S. Rental Car Operator
		23,910,785
	Furniture & Textiles 1.8%
700,000	Knoll	10,857,000
	Office Furniture
204,000	Herman Miller	4,014,720
	Office Furniture
		14,871,720
	Apparel 1.0%
172,445	True Religion Apparel (a)	3,679,977
	Premium Denim
158,000	Jones Apparel Group	3,103,120
	Wholesaler of Women’s Apparel, Footwear & Accessories
30,000	Warnaco Group (a)	1,533,900
	Global Branded Apparel Manufacturer
		8,316,997
	Casinos & Gaming 1.0%
365,000	Pinnacle Entertainment (a)	4,069,750
	Regional Casino Operator
128,000	Penn National Gaming (a)	3,790,080
	Regional Casino Operator
		7,859,830
	Other Consumer Services 0.8%
163,000	Lifetime Fitness (a)	6,433,610
	Sport & Fitness Club Operator

	Educational Services 0.7%
77,600	ITT Educational Services (a)	5,452,952
	Post-secondary Degree Services

	Consumer Goods Distribution 0.6%
257,000	Pool	5,157,990
	Distributor of Swimming Pool Supplies & Equipment

	Food & Beverage 0.5%
97,000	Diamond Foods	3,976,030
	Culinary Ingredients & Snack Foods

	Other Durable Goods 0.4%
94,000	Jarden	2,926,220
	Branded Household Products
21,000	Cavco Industries (a)	754,110
	Manufactured Homes
		3,680,330

Number of Shares		Value

	Leisure Products 0.4%
92,000	Thor Industries	$3,072,800
	RV & Bus Manufacturer
Total Consumer Goods & Services		137,949,285

	Industrial Goods & Services 13.0%
	Machinery 10.3%
421,000	Ametek	20,111,170
	Aerospace/Industrial Instruments
240,100	Nordson	17,692,969
	Dispensing Systems for Adhesives & Coatings
290,000	Donaldson	13,667,700
	Industrial Air Filtration
319,000	Pentair	10,727,970
	Pumps & Water Treatment
297,300	ESCO Technologies	9,888,198
	Automatic Electric Meter Readers
128,000	MOOG (a)	4,545,280
	Motion Control Products for Aerospace, Defense & Industrial Markets
111,000	Oshkosh (a)	3,052,500
	Specialty Truck Manufacturer
57,000	Kennametal	1,763,010
	Consumable Cutting Tools
42,000	WABCO Holdings (a)	1,761,480
	Truck & Bus Component Supplier
10,463	HEICO	356,474
	FAA Approved Aircraft Replacement Parts
		83,566,751
	Industrial Materials & Specialty Chemicals 1.4%
208,000	Drew Industries (a)	4,338,880
	RV & Manufactured Home Components
79,000	Albemarle	3,697,990
	Refinery Catalysts & Other Specialty Chemicals
165,000	Albany International	3,121,800
	Paper Machine Clothing & Advanced Textiles
		11,158,670
	Electrical Components 0.6%
115,000	Acuity Brands	5,087,600
	Commercial Lighting Fixtures

	Steel 0.6%
320,400	GrafTech International (a)	5,007,852
	Industrial Graphite Materials Producer

	Water 0.1%
362,000	Mueller Water Products	1,093,240
	Fire Hydrants, Valves & Ductile Iron Pipes
Total Industrial Goods & Services		105,914,113

	Finance 11.5%
	Banks 5.5%
645,837	Valley National Bancorp	8,331,297
	New Jersey/New York Bank
408,000	TCF Financial	6,605,520
	Great Lakes Bank
281,779	Lakeland Financial	5,257,996
	Indiana Bank
314,100	MB Financial	5,094,702
	Chicago Bank
107,000	SVB Financial Group (a)	4,528,240
	Bank to Venture Capitalists
333,000	Whitney Holding	2,720,610
	Gulf Coast Bank
300,260	Pacific Continental	2,717,353
	Pacific Northwest Bank
260,000	Wilmington Trust	2,334,800
	Delaware Trust Bank
170,600	Associated Banc-Corp	2,250,214
	Midwest Bank
446,200	First Busey	2,030,210
	Illinois Bank
97,700	Sandy Spring Bancorp	1,514,350
	Baltimore/D.C. Bank
560,451	Guaranty Bancorp (a)	891,117
	Colorado Bank
119,582	Green Bankshares (a)(b)	811,962
	Tennessee Bank
		45,088,371
	Finance Companies 2.5%
138,000	World Acceptance (a)	6,094,080
	Personal Loans
230,400	McGrath Rentcorp	5,518,080
	Temporary Space & IT Rentals
355,900	H&E Equipment Services (a)	2,836,523
	Heavy Equipment Leasing
151,000	CAI International (a)	2,290,670
	International Container Leasing
61,500	GATX	1,803,180
	Rail Car Lessor
79,000	Aaron’s	1,457,550
	Rent to Own
		20,000,083
	Brokerage & Money Management 1.4%
229,000	SEI Investments	4,657,860
	Mutual Fund Administration & Investment Management
444,000	MF Global (a)	3,196,800
	Futures Broker
85,000	Eaton Vance	2,468,400
	Specialty Mutual Funds
101,000	Investment Technology Group (a)	1,436,220
	Electronic Trading
		11,759,280
	Insurance 1.1%
222,000	Leucadia National (a)	5,243,640
	Insurance Holding Company
79,000	Tower Group	1,844,650
	Commercial & Personal Lines Insurance
72,000	Delphi Financial Group	1,799,280
	Workers Compensation & Group Employee Benefit Products & Services
		8,887,570
	Savings & Loans 1.0%
496,400	ViewPoint Financial	4,591,700
	Texas Thrift
157,079	Berkshire Hills Bancorp	2,978,218
	Northeast Thrift

Number of Shares		Value

	Savings & Loans — 1.0% (cont)
27,455	K-Fed Bancorp	$216,620
	Los Angeles Savings & Loan
		7,786,538
Total Finance		93,521,842

	Health Care 9.0%
	Biotechnology & Drug Delivery 5.2%
330,500	Seattle Genetics (a)	5,132,665
	Antibody-based Therapies for Cancer
288,000	Nektar Therapeutics (a)	4,253,760
	Drug Delivery Technologies
113,000	Acorda Therapeutics (a)	3,731,260
	Biopharma Company Focused on Nervous Disorder Drugs
161,000	BioMarin (a)	3,598,350
	Biotech Focused on Orphan Diseases
58,000	United Therapeutics (a)	3,248,580
	Biotech Focused on Rare Diseases
122,000	Auxilium Pharmaceuticals (a)	3,023,160
	Biotech Focused on Niche Disease Areas
96,000	Human Genome Sciences (a)	2,859,840
	Biotech Focused on HCV, Inflammation & Cancer
384,000	NPS Pharmaceuticals (a)	2,626,560
	Orphan Drugs & Healthy Royalties
527,800	Allos Therapeutics (a)	2,491,216
	Cancer Drug Development
365,000	Micromet (a)	2,452,800
	Next-generation Antibody Technology
211,000	Isis Pharmaceuticals (a)	1,772,400
	Biotech Pioneer in Anti-sense Drugs
61,000	Onyx Pharmaceuticals (a)	1,609,180
	Commercial-stage Biotech Focused on Cancer
71,000	Amylin Pharmaceuticals (a)	1,480,350
	Biotech Company Focused on Diabetes & Obesity
264,800	Chelsea Therapeutics (a)	1,355,776
	Biotech Focused on Rare Diseases
418,000	Array Biopharma (a)	1,350,140
	Drugs for Cancer & Inflammatory Diseases
318,000	Idenix Pharmaceuticals (a)	985,800
	Developer of Drugs for Infectious Diseases
118,000	Anthera (a)	494,420
	Biotech Focused on Cardiovascular, Cancer & Immunology
100,000	IsoRay - Warrants (a)(c)	2,000
	Radiology Cancer Company
738,060	Medicure - Warrants (a)(c)	1,882
	Cardiovascular Biotech Company
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	750
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)	386
	High Throughput Rational Drug Design
		42,471,275
	Medical Equipment & Devices 2.6%
154,000	Alexion Pharmaceuticals (a)	9,911,440
	Biotech Focused on Orphan Diseases
109,000	Orthofix International (a)	3,424,780
	Bone Fixation & Stimulation Devices
48,000	Gen-Probe (a)	2,326,080
	Molecular In-vitro Diagnostics
53,000	Sirona Dental Systems (a)	1,910,120
	Manufacturer of Dental Equipment
24,000	Illumina (a)	1,180,800
	Leading Tools & Service Provider for Genetic Analysis
50,000	American Medical Systems (a)	979,000
	Medical Devices to Treat Urological Conditions
158,000	Nanosphere (a)	794,740
	Molecular Diagnostics Company with Best of Breed Platform
102,740	Vermillion (a)	567,125
	Ovarian Cancer Diagnostic Test
		21,094,085
	Medical Supplies 0.8%
238,000	Cepheid (a)	4,452,980
	Molecular Diagnostics
34,000	Idexx Laboratories (a)	2,098,480
	Diagnostic Equipment & Services for Veterinarians
		6,551,460
	Health Care Services 0.4%
68,000	PSS World Medical (a)	1,453,840
	Distributor of Medical Supplies
26,000	Mednax (a)	1,385,800
	Physician Management for Pediatric & Anesthesia Practices
		2,839,640
	Pharmaceuticals —%
76,000	Akorn (a)	307,040
	Develops, Manufactures & Sells Specialty Generic Drugs
Total Health Care		73,263,500

	Energy & Minerals 9.0%
	Oil Services 6.0%
354,600	FMC Technologies (a)	24,215,634
	Oil & Gas Wellhead Manufacturer
541,100	Atwood Oceanics (a)	16,476,495
	Offshore Drilling Contractor
116,000	Bristow (a)	4,185,280
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
134,125	Exterran Holdings (a)	3,045,979
	Natural Gas Compressor Rental & Fabrication
71,700	Tesco (a)	862,551
	Developing New Well Drilling Technologies
		48,785,939
	Oil & Gas Producers 2.3%
98,000	Ultra Petroleum (a)	4,114,040
	Oil & Gas Producer
162,000	Carrizo Oil & Gas (a)	3,878,280
	Oil & Gas Producer
92,000	St. Mary Land & Exploration	3,446,320
	Oil & Gas Producer

Number of Shares		Value

	Oil & Gas Producers — 2.3% (cont)
145,000	Northern Oil & Gas (a)	$2,456,300
	Small E&P Company in North Dakota Bakken
174,000	Quicksilver Resources (a)	2,192,400
	Natural Gas & Coal Steam Gas Producer
81,000	Rosetta Resources (a)	1,902,690
	Oil & Gas Producer Exploring in South Texas & Montana
22,800	Oasis Petroleum (a)	441,636
	Oil Producer in North Dakota
		18,431,666
	Mining 0.7%
66,000	Core Laboratories (Netherlands)	5,810,640
	Oil & Gas Reservoir Consulting
Total Energy & Minerals		73,028,245

	Other Industries 7.5%
	Real Estate 6.7%
231,000	SL Green Realty	14,629,230
	Manhattan Office Buildings
469,600	BioMed Realty Trust	8,415,232
	Life Science-focused Office Buildings
503,000	Extra Space Storage	8,068,120
	Self Storage Facilities
124,620	Macerich	5,352,429
	Regional Shopping Malls
955,000	Kite Realty Group	4,240,200
	Community Shopping Centers
100,000	Corporate Office Properties	3,731,000
	Office Buildings
102,000	Kilroy Realty	3,380,280
	Southern California Office & Industrial Properties
122,200	Dupont Fabros Technology	3,073,330
	Technology-focused Office Buildings
264,000	Education Realty Trust	1,887,600
	Student Housing
341,000	DCT Industrial Trust	1,633,390
	Industrial Properties
		54,410,811
	Transportation 0.8%
100,500	World Fuel Services	2,614,005
	Global Fuel Broker
154,000	Heartland Express	2,289,980
	Regional Trucker
118,000	Rush Enterprises, Class A (a)	1,810,120
	Truck Sales & Services
		6,714,105
Total Other Industries		61,124,916

Total Equities (Cost: $592,844,422) - 99.7%		811,959,451

Securities Lending Collateral — 0.4%
3,130,193	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.07%)	3,130,193

Total Securities Lending Collateral (Cost: $3,130,193)		3,130,193

Principal Amount
Short-Term Obligation 0.1%
	Repurchase Agreement 0.1%
$1,074,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 9/16/14, market value $1,096,750 (repurchase proceeds $1,074,007)	1,074,000

Total Short-Term Obligation (Cost: $1,074,000)		1,074,000

Total Investments (Cost: $597,048,615) - 100.2%(e)		816,163,644

Obligation to Return Collateral for Securities Loaned - (0.4)%		(3,130,193)

Cash and Other Assets Less Liabilities - 0.2%		1,473,875

Total Net Assets - 100.0%		$814,507,326

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$267,157,550	$—	$—	$267,157,550
Consumer Goods & Services	137,949,285	—	—	137,949,285
Industrial Goods & Services	105,914,113	—	—	105,914,113
Finance	93,521,842	—	—	93,521,842
Health Care	73,258,482	3,882	1,136	73,263,500
Energy & Minerals	73,028,245	—	—	73,028,245
Other Industries	61,124,916	—	—	61,124,916
Total Equities	811,954,433	3,882	1,136	811,959,451
Total Securities Lending Collateral	3,130,193	—	—	3,130,193
Total Short-Term Obligation	—	1,074,000	—	1,074,000
Total Investments	$815,084,626	$1,077,882	$1,136	$816,163,644

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Health Care	$1,894	$—	$(758)	$—	$—	$—	$—	$1,136
	$1,894	$—	$(758)	$—	$—	$—	$—	$1,136

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $758.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $3,038,596.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the market value of these securities amounted to $5,018 which represents less than 0.01% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
IsoRay – Warrants	3/21/07	100,000	—	2,000
Medicure – Warrants	12/22/06	738,060	—	1,882
Locus Pharmaceuticals,
Series A – 1, Pfd.	9/05/01	25,000	1,000,000	750
Locus Pharmaceuticals,
Series B – 1, Pfd.	2/08/07	12,886	37,369	386
			$1,037,369	$5,018

(d)	Investment made with cash collateral received from securities lending activity.

(e)

At September 30, 2010, for federal income tax purposes, the cost of investments was $597,048,615 and net unrealized appreciation was $219,115,029 consisting of gross unrealized appreciation of $286,879,196 and gross unrealized depreciation of $67,764,167.

An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the nine months ended September 30, 2010, are as follows:

Affiliates	Balance of Shares Held at 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 9/30/10	Value	Dividend
Cavco Industries*	272,184	—	251,184	21,000	$754,110	$—
RCM Technologies*	753,000	—	258,000	495,000	2,494,800	—
Total of affiliated transactions	1,025,184	—	509,184	516,000	$3,248,910	$—

* At September 30, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2010, were $2,592,411 and $3,248,910, respectively. Investments in affiliated companies represented 0.40% of total net assets at September 30, 2010.

ADR = American Depositary Receipts

Wanger International

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value

	Equities - 97.4%

	Asia 39.2%
	Japan 16.6%
1,131,989	Kansai Paint	$9,655,122
	Paint Producer in Japan, India, China & Southeast Asia
4,750	Advance Residence Investment (a)	8,005,970
	Residential REIT
300,642	Aeon Delight	5,632,635
	Facility Maintenance & Management
43,599	Nakanishi	4,807,059
	Dental Tools & Machinery
2,429	Seven Bank	4,350,253
	ATM Processing Services
892	Orix JREIT	4,348,957
	Diversified REIT
3,905	Jupiter Telecommunications	4,210,163
	Largest Cable Service Provider in Japan
3,324	Wacom	4,129,731
	Computer Graphic Illustration Devices
115,511	Ain Pharmaciez	4,023,313
	Dispensing Pharmacy/Drugstore Operator
220,000	Hoshizaki Electric	3,981,769
	Commercial Kitchen Equipment
810	Osaka Securities Exchange	3,973,720
	Osaka Securities Exchange
125,516	Tsumura	3,903,377
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
518,151	Kamigumi	3,853,639
	Port Cargo Handling & Logistics
154,218	Glory	3,770,897
	Currency Handling Systems & Related Equipment
635	Nippon Accommodations Fund	3,647,418
	Residential REIT
111,286	Hamamatsu Photonics	3,637,383
	Optical Sensors for Medical & Industrial Applications
1,300	Start Today	3,629,026
	Online Japanese Apparel Retailer
142,425	Aeon Mall	3,469,000
	Suburban Shopping Mall Developer, Owner & Operator
144,041	Kintetsu World Express	3,401,231
	Airfreight Logistics
200,000	Gree	3,234,338
	Mobile Social Networking Game Developer/Platform
552	Kakaku.com	3,200,741
	Online Price Comparison Services for Consumers
307,954	Asics	3,146,314
	Footwear & Apparel
64,522	Benesse	3,108,552
	Education Service Provider
149,801	Tamron	3,077,400
	Camera Lens Maker
244,893	Rohto Pharmaceutical	3,053,186
	Health & Beauty Products
65,568	Point	2,981,720
	Apparel Specialty Retailer
456	Fukuoka	2,900,573
	Diversified REIT in Fukuoka
113,103	Ibiden	2,879,181
	Electronic Parts & Ceramics
110,086	Icom	2,860,183
	Two Way Radio Communication Equipment
82,286	Makita	2,614,875
	Power Tools
151,060	Ushio	2,548,972
	Industrial Light Sources
154,366	Torishima Pump Manufacturing (b)	2,474,708
	Industrial Pump for Power Generation & Water Supply Systems
130,847	Daiseki	2,467,938
	Waste Disposal & Recycling
276,239	Suruga Bank	2,435,680
	Regional Bank
141,809	Japan Airport Terminal	2,347,966
	Airport Terminal Operator at Haneda
92,758	Miura	2,102,202
	Industrial Boiler
62,800	Pigeon Baby	1,996,622
	Care Products
80,200	Asahi Diamond Industrial	1,546,830
	Consumable Diamond Tools
55,571	Olympus	1,459,515
	Medical Equipment (Endoscopes) & Cameras
90,423	Zenrin	979,167
	Map Content Publisher
295,000	Nippon Sheet Glass	644,636
	Sheet Glass for Building & Automotive Use
1,314	As One	25,389
	Scientific Supplies Distributor
		140,517,351
	China 6.3%
2,419,705	Zhaojin Mining Industry	7,453,740
	Gold Mining & Refining in China
1,736,400	China Yurun Food	6,465,171
	Meat Processor in China
5,970,000	Jiangsu Expressway	6,255,616
	Chinese Toll Road Operator
2,170,662	Shandong Weigao	6,155,091
	Vertically Integrated Hospital Consumable Manufacturing
179,010	Mindray - ADR (b)	5,293,326
	Medical Device Manufacturer
5,445,000	China Green	5,262,598
	Chinese Fruit & Vegetable Grower & Processor
43,900	New Oriental Education & Technology - ADR (a)(b)	4,283,762
	China’s Largest Private Education Service Provider
38,184,524	RexLot Holdings	3,617,358
	Lottery Equipment Supplier in China

Number of Shares		Value

	China — 6.3% (cont)
4,673,901	Wasion Group	$3,584,425
	Electronic Power Meter Total Solution Provider
4,861,000	China Communication Services	2,878,184
	China’s Telecom Infrastructure Service Provider
3,180,000	Sino Ocean Land	2,213,345
	Property Developer in China
4,580,000	Fu Ji Food & Catering Services (a)(c)	47,223
	Food Catering Service Provider in China
		53,509,839
	Singapore 4.5%
5,876,478	Olam International	14,557,114
	Agriculture Supply Chain Manager
11,322,600	Mapletree Logistics Trust	7,497,290
905,808	Mapletree Logistics - Rights (a)(c)	37,883
	Asian Logistics Landlord
789,242	Singapore Exchange	5,422,851
	Singapore Equity & Derivatives Market Operator
3,163,072	Ascendas REIT	5,276,726
	Singapore Industrial Property Landlord
2,193,017	CDL Hospitality Trust	3,557,947
	Hotel Owner/Operator
1,590,000	Goodpack	2,310,679
	International Bulk Container Leasing
		38,660,490
	India 4.3%
425,275	Shriram Transport Finance	7,314,625
	Truck Financing in India
206,200	Jain Irrigation Systems	5,465,221
	Agricultural Micro-irrigation Systems & Food Processing
91,000	Asian Paints	5,403,438
	India’s Largest Paint Company
965,000	Mundra Port & Special Economic Zone	3,592,271
	Indian West Coast Shipping Port
342,000	Patel Engineering	2,860,017
	Civil Engineering & Construction
175,000	Housing Development Finance	2,841,635
	Indian Mortgage Lender
593,500	Infrastructure Development Finance	2,709,171
	Infrastructure Finance in India
181,200	Educomp Solutions	2,452,989
	Multimedia Educational Content & Schools
1,262,800	S. Kumars Nationwide (a)	2,169,524
	Textiles, Clothing & Retail
3,715,000	REI Agro	1,707,737
	Basmati Rice Processing
		36,516,628
	Hong Kong 2.6%
3,497,492	Lifestyle International	8,673,222
	Mid- to High-end Department Store Operator in Hong Kong & China
300,000	Hong Kong Exchanges and Clearing	5,898,084
	Hong Kong Equity & Derivatives Market Operator
800,000	Melco Crown Entertainment (a)(b)	4,072,000
	Macau Casino Operator
1,248,200	L’Occitane International (a)	3,489,441
	Skin Care & Cosmetics Producer
		22,132,747
	South Korea 2.6%
44,200	NHN (a)	7,597,716
	South Korea’s Largest Online Search Engine
143,500	Woongjin Coway	5,592,142
	South Korea’s Household Appliance Rental Service Provider
27,200	MegaStudy	4,023,628
	Online Education Service Provider
59,800	Mirae Asset Securities	3,148,427
	South Korean Largest Diversified Financial Company
30,000	Taewoong	1,586,906
	Niche Custom Forging
		21,948,819
	Taiwan 2.3%
1,136,600	Simplo Technology	6,479,721
	World’s Largest Notebook Battery Pack Supplier
2,210,000	Everlight Electronics	6,226,255
	LED Packager
252,500	Formosa International Hotels	4,123,314
	Hotel, Food & Beverage Operation & Hospitality Management Services
4,000,000	Yuanta Financial Holdings	2,428,806
	Financial Holding Company in Taiwan
		19,258,096
Total Asia		332,543,970

	Europe 36.8%
	United Kingdom 8.0%
1,058,000	Serco	10,231,622
	Facilities Management
305,828	Intertek Group	8,800,833
	Testing, Inspection & Certification Services
140,516	Chemring	6,642,950
	Defense Manufacturer of Countermeasures & Energetics
2,250,000	Charles Taylor (d)	6,449,477
	Insurance Services
1,445,214	Cobham	5,250,951
	Aerospace Components
259,000	Petropavlovsk	4,524,854
	Gold & Iron Ore Mining in Russia
6,648,224	Archipelago Resources (a)	4,206,103
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
650,000	Micro Focus	3,900,700
	United Kingdom Legacy Software Provider
8,531,000	Workspace Group	2,889,986
	United Kingdom Real Estate
105,047	Abcam	2,850,974
	Online Sales of Antibodies
91,875	Rotork	2,487,187
	Valve Actuators for Oil & Water Pipelines

Number of Shares		Value

	United Kingdom — 8.0% (cont)
112,804	Tullow Oil	$2,259,662
	Oil & Gas Producer
652,534	RPS Group	1,918,457
	Environmental Consulting & Planning
200,158	Smith & Nephew	1,826,129
	Medical Equipment & Supplies
556,698	PureCircle (a)	1,311,676
	Natural Sweeteners
49,000	Premier Oil (a)	1,276,659
	Oil & Gas Producer in Europe, Pakistan & Asia
342,318	N Brown Group	1,248,967
	Home Shopping Women’s Clothes Retailer
		68,077,187
	Netherlands 6.2%
305,886	Imtech	9,721,468
	Electromechanical & ICT Installation & Maintenance
120,480	Fugro	7,927,858
	Sub-sea Oilfield Services
165,074	Vopak	7,887,888
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
197,301	Koninklijke TenCate	6,419,846
	Advanced Textiles & Industrial Fabrics
223,514	Unit 4 Agresso	6,098,633
	Business Software Development
312,364	Aalberts Industries	5,147,605
	Flow Control & Heat Treatment
190,666	Arcadis	4,276,318
	Engineering Consultants
125,900	USG People (a)	1,983,689
	Temporary Staffing Services
106,084	QIAGEN (a)	1,897,766
	Life Science Tools & Molecular Diagnostics
16,034	Core Laboratories	1,411,633
	Oil & Gas Reservoir Consulting
		52,772,704
	France 4.5%
105,000	Neopost	7,817,060
	Postage Meter Machines
146,600	Saft	5,723,721
	Niche Battery Manufacturer
45,000	Rubis	4,606,089
	Tank Storage & Liquefied Petroleum Gas Distribution
85,100	Eurofins Scientific	4,371,339
	Food, Pharmaceuticals & Materials Screening & Testing
87,800	Mersen	3,796,500
	Advanced Industrial Materials
110,000	Teleperformance	3,135,394
	Call Center Operator
44,000	Pierre & Vacances	2,862,620
	Vacation Apartment Lets
61,000	Gemalto	2,505,868
	Smart Card Products & Solutions
28,044	Norbert Dentressangle	2,245,990
	Leading European Logistics & Transport Group
293,933	Hi-Media (a)(b)	1,287,359
	Online Advertiser in Europe
		38,351,940
	Germany 3.6%
99,336	CTS Eventim	5,147,695
	Event Ticket Sales
48,100	Vossloh	5,124,646
	Rail Infrastructure & Diesel Locomotives
347,494	Wirecard (b)	4,742,480
	Online Payment Processing & Risk Management
198,000	Rhoen-Klinikum	4,368,420
	Health Care Services
18,309	Rational	3,891,289
	Commercial Ovens
80,600	Elringklinger	2,582,432
	Automobile Components
24,237	Wincor Nixdorf	1,581,091
	Retail POS Systems & ATM Machines
64,374	Tognum	1,428,110
	Diesel Engines for Drive & Power Generation Systems
49,890	Deutsche Beteiligungs	1,279,052
	Private Equity Investment Management
		30,145,215
	Switzerland 3.0%
51,316	Kuehne & Nagel	6,168,038
	Freight Forwarding/Logistics
29,086	Geberit	5,184,107
	Plumbing Supplies
29,630	Partners Group	4,911,285
	Private Markets Asset Management
2,413	Sika	4,454,518
	Chemicals for Construction & Industrial Applications
112,031	Bank Sarasin & Cie	4,326,851
	Private Banking
		25,044,799
	Italy 2.6%
55,300	Tod’s	5,257,935
	Leather Shoes & Bags
1,200,000	Terna	5,102,887
	Italian Power Transmission
331,000	Ansaldo STS	4,286,995
	Railway Systems Integrator
615,959	Credito Emiliano	4,205,873
	Italian Regional Bank
1,326,827	CIR (a)	2,709,998
	Italian Holding Company
		21,563,688
	Sweden 2.3%
597,465	Hexagon	12,832,233
	Measurement Equipment
615,010	Sweco	5,133,262
	Engineering Consultants
173,829	East Capital Explorer (a)	1,851,390
	Sweden-based RUS/CEE Investment Fund
		19,816,885

Number of Shares		Value

	Ireland 1.3%
1,935,000	United Drug	$6,591,519
	Irish Pharmaceutical Wholesaler & Outsourcer
76,507	Paddy Power	2,684,662
	Irish Betting Services
42,721	Aryzta	1,865,766
	Baked Goods
		11,141,947
	Finland 1.2%
157,641	Stockmann	6,142,586
	Department Store & Fashion Retailer in Scandinavia & Russia
279,022	Poyry	4,248,064
	Engineering Consultants
		10,390,650
	Denmark 0.9%
48,650	Novozymes	6,186,980
	Industrial Enzymes
10,000	SimCorp	1,591,015
	Software for Investment Managers
		7,777,995
	Portugal 0.7%
1,143,200	Redes Energéticas Nacionais	4,170,626
	Portuguese Power Transmission & Gas Transportation
1,804,112	Banco Comercial Português	1,574,190
	Largest Portuguese Banking Franchise
		5,744,816
	Iceland 0.5%
5,566,401	Marel (a)	4,536,549
	Largest Manufacturer of Poultry & Fish Processing Equipment

	Czech Republic 0.5%
19,791	Komercni Banka	4,319,636
	Leading Czech Republic Universal Bank

	Spain 0.5%
91,400	Red Eléctrica de España	4,304,346
	Spanish Power Transmission

	Greece 0.5%
1,000,000	Intralot	3,842,070
	Lottery & Gaming Systems & Services

	Poland 0.4%
142,143	Central European Distribution (a)	3,172,632
	Largest Spirits Company in Central & Eastern Europe

	Norway 0.1%
53,948	Atea	427,702
	Leading Nordic IT Hardware/Software Re-seller & Installation Company
Total Europe		311,430,761

	Other Countries 15.2%
	Canada 4.9%
272,015	ShawCor	7,931,237
	Oil & Gas Pipeline Products
207,049	CCL Industries	5,827,718
	Leading Global Label Manufacturer
120,000	Baytex	4,346,778
	Oil & Gas Producer in Canada
88,742	AG Growth	3,462,051
	Leading Manufacturer of Augers & Grain Handling Equipment
135,221	Ivanhoe Mines (a)	3,172,548
117,428	Ivanhoe Mines (a)(e)	2,748,989
	Copper Mine Project in Mongolia
309,100	Tahoe Resources (a)(f)	2,696,792
	Silver Project in Guatemala
222,000	Guyana Goldfields (a)(f)	2,241,317
	Gold Mining Projects in Guyana
119,940	Eldorado Gold	2,217,182
	Gold Miner in Turkey, Greece, China & Brazil
4,000,000	Eacom Timber (a)(f)	2,171,640
	Canadian Lumber Producer
249,071	Pan Orient (a)	1,808,300
	Growth Oriented & Return Focused Asian Explorer
86,315	Black Diamond Group	1,510,869
	Provides Accommodations/Equipment for Oil Sands Exploitation
356,877	Horizon North Logistics (a)	752,671
	Provides Diversified Oil Service Offering in Northern Canada
216,182	DeeThree Exploration (a)(f)	730,972
	Canadian Oil & Gas Producer
585,000	Bowood Energy - Subscription Receipts (a)(f)	228,451
	Small E&P Targeting Alberta Bakken
10,000	WestFire Energy (a)	54,719
	Oil Producer in Alberta & Saskatchewan
		41,902,234
	United States 3.5%
211,535	Atwood Oceanics (a)	6,441,241
	Offshore Drilling Contractor
97,523	Alexion Pharmaceuticals (a)	6,276,580
	Biotech Focused on Orphan Diseases
148,910	World Fuel Services	3,873,149
	Global Fuel Broker
53,661	FMC Technologies (a)	3,664,510
	Oil & Gas Wellhead Manufacturer
90,361	Textainer Group Holdings	2,416,253
	Top International Container Leasor
63,415	Bristow (a)	2,288,013
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
110,000	Ritchie Brothers Auctioneers (b)	2,284,700
	Heavy Equipment Auctioneer
31,077	Oceaneering International (a)	1,673,807
	Provider of Sub-sea Services & Manufactured Products
58,560	Tesco (a)	704,477
	Developing New Well Drilling Technologies
		29,622,730
	South Africa 2.8%
261,500	Naspers	12,777,957
	Media in Africa & Other Emerging Markets
749,085	Mr. Price	5,908,572
	South African Retailer of Apparel, Household & Sporting Goods

Number of Shares		Value

	South Africa — 2.8% (cont)
707,200	Northam Platinum	$4,663,447
	Platinum Mining in South Africa
		23,349,976
	Australia 2.6%
395,425	UGL	5,691,796
	Engineering & Facilities Management
1,096,258	SAI Global	4,632,644
	Publishing, Certification & Compliance Services
3,003,349	Hastie Group	4,578,919
	Mechanical, Electrical & Hydraulic (MEH) Engineering
50,385	Cochlear	3,423,795
	Cochlear Implants
340,000	Billabong International	2,619,298
	Action Sports Apparel Brand Manager
131,503	Seek	952,492
	Online Job Listing & Education
		21,898,944
	Israel 0.8%
456,204	Israel Chemicals	6,446,057
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals

	Senegal 0.3%
10,000	Sonatel	2,909,566
	Leading Telecoms Operator in Western Africa

	Kazakhstan 0.3%
300,000	Halyk Savings Bank of Kazakhstan - GDR (a)	2,577,054
	Largest Retail Bank & Insurer in Kazakhstan

	Egypt —%
28,287	Paints & Chemical Industries (Pachin)	288,065
	Paints & Inks in Egypt
Total Other Countries		128,994,626

	Latin America 6.2%
	Brazil 4.8%
773,500	Localiza Rent A Car	13,005,955
	Car Rental
855,000	Suzano	8,110,372
	Brazilian Pulp & Paper Producer
200,000	Natura	5,378,251
	Direct Retailer of Cosmetics
489,400	Mills Estruturas e Servicos de Engenharia (a)	4,862,183
	Civil Engineering & Construction
398,000	PDG Realty	4,739,776
	Brazilian Low-income Property Developer
473,600	MRV Engenharia	4,495,281
	Brazilian Low-income Property Developer
		40,591,818
	Mexico 0.8%
86,100	Grupo Aeroportuario del Sureste - ADR	4,088,028
	Mexican Airport Operator
1,087,510	Urbi Desarrollos Urbanos (a)	2,277,431
	Affordable Housing Builder
		6,365,459
	Chile 0.6%
111,689	Sociedad Quimica y Minera de Chile - ADR	5,387,877
	Producer of Specialty Fertilizers, Lithium & Iodine
Total Latin America		52,345,154

Total Equities (Cost: $529,024,308) - 97.4%		825,314,511

Securities Lending Collateral 1.6%
13,568,800	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.07%)	13,568,800

Total Securities Lending Collateral (Cost: $13,568,800)		13,568,800

Principal Amount
Short-Term Obligation 1.7%
	Repurchase Agreement 1.7%
$14,654,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 7/14/14, market value $14,949,675 (repurchase proceeds $14,654,094)	14,654,000

Total Short-Term Obligation (Amortized Cost: $14,654,000)		14,654,000

Total Investments (Cost: $557,247,108) - 100.7% (h)(i)	853,537,311

Obligation to Return Collateral for Securities Loaned - (1.6)%	(13,568,800)

Cash and Other Assets Less Liabilities - 0.9%	7,515,040

Total Net Assets - 100.0%	$847,483,551

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
Equities
Asia	$13,649,088	$318,847,659	$47,223	$332,543,970
Europe	4,584,265	306,846,496	—	311,430,761
Other Countries	63,455,792	65,538,834	—	128,994,626
Latin America	52,345,154	—	—	52,345,154
Total Equities	134,034,299	691,232,989	47,223	825,314,511
Total Securities Lending Collateral	13,568,800	—	—	13,568,800
Total Short-Term Obligation	—	14,654,000	—	14,654,000
Total Investments	$147,603,099	$705,886,989	$47,223	$853,537,311
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	1,252,648	—	1,252,648
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(2,007,457)	—	(2,007,457)
Total	$147,603,099	$705,132,180	$47,223	$852,782,502

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisor’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$50,404,067	$—	$—	$50,404,067

Financial assets were transferred from Level 2 to Level 1 as third party statistical pricing services were no longer incorporated in the valuation of the securities.

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Asia	$47,257	$—	$(34)	$—	$—	$—	$—	$47,223
	$47,257	$—	$(34)	$—	$—	$—	$—	$47,223

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $34.

(a)                                  Non-income producing security.

(b)                                 All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $13,359,447.

(c)                                  Illiquid security.

(d)                                 An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in this affiliated company during the nine months ended September 30, 2010, are as follows:

Affiliate	Balance of Shares Held at 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 9/30/10	Value	Dividend
Charles Taylor	3,000,000	150,000	900,000	2,250,000	$6,449,477	$439,403

The aggregate cost and value of this company at September 30, 2010, was $9,152,033 and $6,449,477, respectively.  Investments in the affiliated company represented 0.8% of the total net assets at June 30, 2010.

(e)                                  Security is traded on a U.S. exchange.

(f)                                    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the market value of these securities amounted to $8,069,172 which represented 0.95% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Tahoe Resources	5/28/10	309,100	$1,765,109	$2,696,792
Guyana Goldfields	1/19/10	222,000	1,496,508	2,241,317
Eacom Timber	3/17/10	4,000,000	1,980,198	2,171,640
DeeThree Exploration	9/07/10	216,182	564,524	730,972
Bowood Energy — Subscription Receipts	9/17/10	585,000	142,239	228,451
			$5,948,578	$8,069,172

(g)                                 Investment made with cash collateral received from securities lending activity.

(h)                                 At September 30, 2010, for federal income tax purposes, the cost of investments was $557,247,108, and net unrealized appreciation was $296,290,203, consisting of gross unrealized appreciation of $322,884,762 and gross unrealized depreciation of $26,594,559.

(i)                                     On September 30, 2010, the Fund’s total investments were denominated in currencies as follows:

		Percentage of
Currency	Value	Net Assets
Euro	$174,979,977	20.6
Japanese Yen	140,517,351	16.6
U.S. Dollar	77,312,032	9.1
British Pound	68,077,187	8.0
Hong Kong Dollar	61,993,499	7.3
Other currencies less than 5% of total net assets	317,088,465	37.5
Cash and other assets less liabilities	7,515,040	0.9
	$847,483,551	100.0

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

At September 30, 2010, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange	Forward Foreign Currency Exchange	Principal Amount in	Principal
Contracts to Buy	Contracts to Sell	Foreign Currency	Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
AUD	USD	3,783,536	$3,300,000	10/15/10	$352,558
AUD	USD	1,022,007	909,586	10/15/10	77,041
AUD	USD	4,849,442	4,300,000	11/15/10	364,042
AUD	USD	4,608,789	4,300,000	12/15/10	116,075
CAD	USD	4,137,520	4,000,000	10/15/10	20,087
CAD	USD	4,175,200	4,000,000	11/15/10	53,847
EUR	USD	243,521	312,194	10/15/10	19,759
JPY	USD	291,281,100	3,300,000	10/15/10	189,559
JPY	USD	180,222,000	2,100,000	11/15/10	59,680
			$26,521,780		$1,252,648

Forward Foreign Currency Exchange	Forward Foreign Currency Exchange	Principal Amount in	Principal
Contracts to Sell	Contracts to Buy	Foreign Currency	Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
CAD	USD	4,099,560	$4,000,000	12/15/10	$(22,518)
USD	EUR	8,345,734	10,600,000	10/15/10	(776,406)
USD	EUR	8,113,590	10,400,000	11/15/10	(657,363)
USD	EUR	8,002,401	10,400,000	12/15/10	(503,249)
JPY	USD	110,975,100	1,292,512	10/15/10	(36,974)
USD	JPY	174,264,300	2,100,000	12/15/10	(10,947)
			$38,792,512		$(2,007,457)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

Wanger Select

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value

	Equities - 98.1%

	Consumer Goods & Services 27.6%
	Retail 8.7%
549,000	Safeway	$11,616,840
	Supermarkets
235,000	Abercrombie & Fitch	9,240,200
	Teen Apparel Retailer
55,550	lululemon athletica (a)(b)	2,484,196
	Premium Active Apparel Retailer
489,000	Wet Seal (a)	1,657,710
	Specialty Apparel Retailer
16,400	Tractor Supply Company	650,424
	Rural America Retailer
		25,649,370
	Travel 7.8%
1,224,000	Hertz (a)	12,962,160
	Largest U.S. Rental Car Operator
355,000	Expedia	10,014,550
	Online Travel Services Company
		22,976,710
	Educational Services 5.3%
151,000	ITT Educational Services (a)	10,610,770
	Post-secondary Degree Services
228,000	Career Education (a)	4,895,160
	Post-secondary Education
		15,505,930
	Apparel 2.4%
163,000	Coach	7,002,480
	Designer & Retailer of Branded Leather Accessories

	Casinos & Gaming 1.6%
48,126,000	RexLot Holdings (China)	4,559,151
	Lottery Equipment Supplier in China

	Leisure Products 0.8%
70,200	Thor Industries	2,344,680
	RV & Bus Manufacturer

	Other Consumer Services 0.6%
299,950	IFM Investments (Century 21 China RE) - ADR (China) (a)	1,799,700
	Provides Real Estate Services in China

	Food & Beverage 0.4%
135,000	GLG Life Tech (Canada) (a)	1,123,200
	Produce an All-natural Sweetener Extracted from the Stevia Plant
2,279,000	Fu Ji Food & Catering Services (China) (a)(c)	23,498
	Food Catering Service Provider in China
		1,146,698
Total Consumer Goods & Services		80,984,719

	Energy & Minerals 21.5%
	Oil & Gas Producers 14.4%
747,000	Pacific Rubiales Energy (Colombia) (a)	21,003,703
	Oil Production & Exploration in Colombia
10,210,000	Canacol Energy (Colombia) (a)(d)	12,642,181
	Oil Producer in South America
3,450,000	ShaMaran Petroleum (Iraq) (a)(d)	1,971,620
1,774,900	ShaMaran Petroleum (Iraq) (a)	1,035,028
	Oil Exploration in Kurdistan
5,714,000	Petrodorado (Colombia) (a)(d)	1,850,427
5,714,000	Petrodorado - Warrants (Colombia) (a)(d)	666,420
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
148,000	Houston American Energy (b)	1,480,000
	Oil & Gas Exploration/Production in Colombia
2,275,000	Petroamerica (Colombia) (a)	641,219
	Oil Exploration & Production in Colombia
1,875,000	Petromanas (Canada) (a)(d)	616,131
700,000	Petromanas (Canada) (a)	234,717
937,500	Petromanas - Warrants (Canada) (a)(d)	43,736
	Exploring for Oil in Albania
		42,185,182
	Oil Services 3.1%
530,000	Tetra Technologies (a)	5,406,000
	U.S.-based Services Company with Life of Field Approach
3,004,800	Tuscany International Drilling (Colombia) (a)(d)	3,663,350
500,000	Tuscany International Drilling - Warrants (Colombia) (a)(d)	65,313
	South America-based Drilling Rig Contractor
		9,134,663
	Alternative Energy 3.0%
459,600	Canadian Solar (China) (a)	7,491,480
	Solar Cell & Module Manufacturer
197,000	Real Goods Solar (a)	726,930
	Residential Solar Energy Installer
607,000	Synthesis Energy Systems (China) (a)	546,300
	Owner/Operator of Gasification Plants
		8,764,710
	Agricultural Commodities 1.0%
5,000,000	Eacom Timber (Canada) (a)(d)	2,714,550
162,000	Eacom Timber (Canada) (a)	89,746
	Canadian Lumber Producer
		2,804,296
Total Energy & Minerals		62,888,851

	Information 20.9%
	Mobile Communications 7.9%
223,000	Crown Castle International (a)	9,845,450
	Communications Towers
129,000	American Tower (a)	6,612,540
	Communications Towers
2,200,900	Globalstar (a)	3,829,566
	Satellite Mobile Voice & Data Carrier

Number of Shares		Value

73,000	SBA Communications (a)	$2,941,900
	Communications Towers
		23,229,456
	Contract Manufacturing 3.6%
875,833	Sanmina-SCI (a)	10,580,063
	Electronic Manufacturing Services

	Business Software 2.0%
1,000,000	Novell (a)	5,970,000
	Directory, Operating System & Identity Management Software

	Computer Services 1.9%
601,000	WNS - ADR (India) (a)	5,384,960
	Offshore BPO (Business Process Outsourcing) Services

	Computer Hardware & Related Equipment 1.8%
107,000	Amphenol	5,240,860
	Electronic Connectors

	Financial Processors 1.6%
300,000	CardTronics (a)	4,629,000
	Operates the World’s Largest Network of ATMs

	Business Information & Marketing Services 0.8%
210,400	Navigant Consulting (a)	2,446,952
	Financial Consulting Firm

	Advertising 0.7%
463,500	VisionChina Media - ADR (China) (a)(b)	2,090,385
	Advertising on Digital Screens in China’s Mass Transit System

	Instrumentation 0.6%
14,500	Mettler Toledo (a)	1,804,380
	Laboratory Equipment
Total Information		61,376,056

	Finance 11.5%
	Brokerage & Money Management 4.2%
1,006,000	MF Global (a)	7,243,200
	Futures Broker
158,000	SEI Investments	3,213,720
	Mutual Fund Administration & Investment Management
64,000	Eaton Vance	1,858,560
	Specialty Mutual Funds
		12,315,480
	Credit Cards 4.0%
700,200	Discover Financial Services	11,679,336
	Credit Card Company

	Insurance 3.3%
1,751,000	CNO Financial Group (a)	9,700,540
	Life, Long-term Care & Medical Supplement Insurance
Total Finance		33,695,356

	Industrial Goods & Services 11.1%
	Waste Management 2.6%
215,000	Waste Management	7,684,100
	U.S. Garbage Collection & Disposal

	Machinery 2.6%
158,000	Ametek	7,547,660
	Aerospace/Industrial Instruments

	Industrial Materials & Specialty Chemicals 1.8%
144,000	Nalco Holding Company	3,630,240
	Provider of Water Treatment & Process Chemicals & Services
260,600	ChemSpec International - ADR (China)	1,560,994
	Specialty Chemicals with Focus on Fluorinated Chemical Manufacturing
		5,191,234
	Outsourcing Services 1.5%
236,000	Quanta Services (a)	4,502,880
	Electrical & Telecom Construction Services

	Other Industrial Services 1.3%
86,500	Expeditors International of Washington	3,998,895
	International Freight Forwarder

	Industrial Distribution 1.3%
31,500	WW Grainger	3,751,965
	Industrial Distribution
Total Industrial Goods & Services		32,676,734

	Other Industries 5.0%
	Transportation 3.4%
187,000	JB Hunt Transport Services	6,488,900
	Truck & Intermodal Carrier
123,000	American Commercial Lines (a)	3,429,240
	Operator of Inland Barges/Builder of Barges & Vessels
		9,918,140
	Real Estate 1.0%
172,500	BioMed Realty Trust	3,091,200
	Life Science-focused Office Buildings

	Regulated Utilities 0.6%
28,500	Wisconsin Energy	1,647,300
	Wisconsin Utility
Total Other Industries		14,656,640

	Health Care 0.5%
	Biotechnology & Drug Delivery 0.5%
209,000	NPS Pharmaceuticals (a)	1,429,560
	Orphan Drugs & Healthy Royalties
Total Health Care		1,429,560

Total Equities (Cost: $225,413,354) - 98.1%		287,707,916

Securities Lending Collateral - 0.1%
147,471	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.07%)	147,471

Value

Total Securities Lending Collateral (Cost: $147,471)	$147,471

Total Investments (Cost: $225,560,825) - 98.2% (f)(g)	287,855,387

Obligation to Return Collateral for Securities Loaned – (0.1)%	(147,471)

Cash and Other Assets Less Liabilities - 1.9%	5,442,236

Total Net Assets - 100.0%	$293,150,152

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$76,402,070	$4,559,151	$23,498	$80,984,719
Energy & Minerals	38,655,123	24,233,728	—	62,888,851
Information	61,376,056	—	—	61,376,056
Finance	33,695,356	—	—	33,695,356
Industrial Goods & Services	32,676,734	—	—	32,676,734
Other Industries	14,656,640	—	—	14,656,640
Health Care	1,429,560	—	—	1,429,560
Total Equities	258,891,539	28,792,879	23,498	287,707,916
Total Securities Lending Collateral	147,471	—	—	147,471
Total Investments	$259,039,010	$28,792,879	$23,498	$287,855,387

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisor’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.  Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine-month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Equities
Consumer Goods & Services	$23,515	$—	$(17)	$—	$—	$—	$—	$23,498
	$23,515	$—	$(17)	$—	$—	$—	$—	$23,498

The information in the above table reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $17.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2010. The total market value of Fund securities on loan at September 30, 2010 was $141,707.
(c)	Illiquid security.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2010, the market value of these securities amounted to $24,233,728 which represented 8.3% of total net assets.

	Additional information on these securities is as follows:

		Acquisition
	Security	Dates	Shares	Cost	Value
	Canacol Energy	9/23/09	10,210,000	$2,659,349	$12,642,181

	Tuscany International Drilling	2/12/10-3/23/10	3,004,800	3,442,850	3,663,350

	Eacom Timber	3/17/10	5,000,000	2,475,248	2,714,550

	ShaMaran Petroleum	9/15/09	3,450,000	2,414,839	1,971,620

	Petrodorado	11/20/09	5,714,000	1,202,115	1,850,427

	Petrodorado – Warrants	11/20/09	5,714,000	706,004	666,420

	Petromanas	5/20/10	1,875,000	651,600	616,131

	Tuscany International Drilling –Warrants	2/12/10	500,000	61,950	65,313

	Petromanas – Warrants	5/20/10	937,500	54,282	43,736
				$13,668,237	$24,233,728

(e)	Investment made with cash collateral received from securities lending activity.
(f)	On September 30, 2010, the market value of foreign securities represents 17.7% of total net assets. The Fund’s foreign portfolio was diversified as follows:

					Percentage of
	Currency	Value	Cost		Net Assets
	Canadian Dollar	$47,238,141		$19,618,085	16.1
	Hong Kong Dollar	4,582,649	5,363,341		1.6
		$51,820,790		$24,981,426	17.7

(g)

At September 30, 2010, for federal income tax purposes cost of investments was $225,560,825 and net unrealized appreciation was $62,294,562 consisting of gross unrealized appreciation of $96,075,984 and gross unrealized depreciation of $33,781,422.

An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the nine months ended September 30, 2010 are as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/10	Value	Dividend
Canacol Energy*	16,460,000	—	6,250,000	10,210,000	$12,642,181	$—

* At September 30, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of this company at September 30, 2010, was $2,659,349 and $12,642,181, respectively. Investments in this affiliated company represented 4.3% of total net assets at September 30, 2010.

ADR = American Depositary Receipts.

Wanger International Select

Statement of Investments (Unaudited), September 30, 2010

Number of Shares		Value

	Equities - 95.3%

	Europe - 40.9%
	United Kingdom 18.3%
155,000	Serco	$1,498,962
	Facilities Management
35,000	Intertek Group	1,007,197
	Testing, Inspection & Certification Services
220,000	Cobham	799,334
	Aerospace Components
39,000	Petropavlovsk	681,349
	Gold & Iron Ore Mining in Russia
14,000	Chemring	661,856
	Defense Manufacturer of Countermeasures & Energetics
90,000	Micro Focus	540,097
	United Kingdom Legacy Software Provider
979,000	Workspace Group	331,649
	United Kingdom Real Estate
		5,520,444
	Netherlands 6.9%
14,041	Fugro	923,930
	Sub-sea Oilfield Services
19,623	Imtech	623,645
	Electromechanical & ICT Installation & Maintenance
6,000	Core Laboratories	528,240
	Oil & Gas Reservoir Consulting
		2,075,815
	Sweden 3.6%
50,300	Hexagon	1,080,333
	Measurement Equipment

	Germany 3.1%
47,000	Wirecard	641,440
	Online Payment Processing & Risk Management
13,900	Rhoen-Klinikum	306,672
	Health Care Services
		948,112
	Switzerland 2.8%
3,800	Kuehne & Nagel	456,749
	Freight Forwarding/Logistics
10,400	Bank Sarasin & Cie	401,668
	Private Banking
		858,417
	Ireland 2.2%
194,000	United Drug	660,855
	Irish Pharmaceutical Wholesaler & Outsourcer

	France 1.8%
7,239	Neopost	538,930
	Postage Meter Machines

	Spain 1.4%
9,100	Red Eléctrica de España	428,551
	Spanish Power Transmission

	Denmark 0.8%
2,000	Novozymes	254,347
	Industrial Enzymes
Total Europe		12,365,804

	Asia - 34.5%
	Japan 15.1%
133,000	Kansai Paint	1,134,403
	Paint Producer in Japan, India, China & Southeast Asia
13,900	Benesse	669,676
	Education Service Provider
559	Jupiter Telecommunications	602,684
	Largest Cable Service Provider in Japan
302	Seven Bank	540,871
	ATM Processing Services
11,360	Ain Pharmaciez	395,675
	Dispensing Pharmacy/Drugstore Operator
20,000	Gree	323,434
	Mobile Social Networking Game Developer/Platform
23,900	Rohto Pharmaceutical	297,972
	Health & Beauty Products
60	Orix JREIT	292,531
	Diversified REIT
9,300	Asahi Diamond Industrial	179,370
	Consumable Diamond Tools
16,600	Kamigumi	123,459
	Port Cargo Handling & Logistics
		4,560,075
	China 8.2%
1,210,000	Jiangsu Expressway	1,267,889
	Chinese Toll Road Operator
396,800	Zhaojin Mining Industry	1,222,316
	Gold Mining & Refining in China
		2,490,205
	Singapore 6.2%
714,000	Ascendas REIT	1,191,115
	Singapore Industrial Property Landlord
280,000	Olam International	693,612
	Agriculture Supply Chain Manager
		1,884,727
	South Korea 5.0%
6,310	NHN (a)	1,084,651
	South Korea’s Largest Online Search Engine

Number of Shares		Value

	South Korea – 5.0% (cont)
10,500	Woongjin	$409,181
	Coway
	South Korean Household Appliance Rental Service Provider
		1,493,832
Total Asia		10,428,839

	Other Countries - 16.1%
	Canada 7.2%
37,500	Pan American Silver	1,109,625
	Silver Mining
14,800	CCL Industries	416,569
	Leading Global Label Manufacturer
8,700	AG Growth	339,409
	Leading Manufacturer of Augers & Grain Handling Equipment
17,000	Eldorado Gold Gold	314,258
	Miner in Turkey, Greece, China & Brazil
		2,179,861
	Australia 3.2%
68,000	UGL	978,800
	Engineering & Facilities Management

	South Africa 3.2%
20,000	Naspers	977,282
	Media in Africa & Other Emerging Markets

	United States 1.3%
12,500	Atwood Oceanics (a)	380,625
	Offshore Drilling Contractor

	Israel 1.2%
25,000	Israel Chemicals	353,244
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
Total Other Countries		4,869,812

	Latin America - 3.8%
	Colombia 3.8%
41,000	Pacific Rubiales Energy (a)	1,152,814
	Oil Production & Exploration in Colombia
Total Latin America		1,152,814

Total Equities (Cost: $21,400,744) - 95.3%		28,817,269

Principal Amount
	Short-Term Obligation - 5.4%
$1,642,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/10, due 10/01/10 at 0.23%, collateralized by a U.S. Government Agency obligation maturing 7/14/14, market value $1,679,569 (repurchase proceeds $1,642,010)	1,642,000

Total Short-Term Obligation (Cost: $1,642,000)		1,642,000

Total Investments (Cost: $23,042,744) - 100.7% (b)(c)		30,459,269

Cash and Other Assets Less Liabilities - (0.7)%		(216,984)

Total Net Assets - 100.0%		$30,242,285

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
Equities
Europe	$528,240	$11,837,564	$—	$12,365,804
Asia	—	10,428,839	—	10,428,839
Other Countries	2,560,486	2,309,326	—	4,869,812
Latin America	1,152,814	—	—	1,152,814
Total Equities	4,241,540	24,575,729	—	28,817,269
Total Short-Term Obligation	—	1,642,000	—	1,642,000
Total Investments	$4,241,540	$26,217,729	$—	$30,459,269

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	On September 30, 2010, the Fund’s total investments were denominated in currencies as follows:

		Percentage of
Currency	Value	Net Assets
British Pound	$5,520,444	18.3
Japanese Yen	4,560,075	15.1
Euro	4,124,023	13.6
U.S. Dollar	3,660,490	12.1
Hong Kong Dollar	2,490,205	8.2
Canadian Dollar	2,223,050	7.4
Singapore Dollar	1,884,726	6.2
Other currencies less than 5% of total net assets	5,996,256	19.8
Cash and other assets less liabilities	(216,984)	(0.7)
	$30,242,285	100.0

(c)

At September 30, 2010, for federal income tax purposes cost of investments was $23,042,744 and net unrealized appreciation was $7,416,525 consisting of gross unrealized appreciation of $8,153,227 and gross unrealized depreciation of $736,702.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/Charles P. McQuaid
Charles P. McQuaid, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Charles P. McQuaid
Charles P. McQuaid, President

Date	November 19, 2010

By (Signature and Title)	/s/Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 19, 2010